8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Risk-free interest rate	3.39% - 4.54%	n/a	n/a
Expected life	1 year – 3 years	n/a	n/a
Expected volatility	120.44% - 130.18%	n/a	n/a
Expected dividend yield	nil	n/a	n/a